Accumulated Other Comprehensive Income (Loss)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss)

Note 8: Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income (loss), net of tax, for the three and six months ended June 30, 2019 and 2018 are as follows:

		Accumulated
	Unrealized	Other
	Investment	Comprehensive
	Gains (Loss)	Income (Loss)

Balance, March 31, 2018	(281)	(281)
Change in unrealized holding (losses),
net of tax (benefit) - ($10)	(37)	(37)

Balance, June 30, 2018	$(318)	$(318)

Balance, March 31, 2019	307	307
Change in unrealized holding gains,
net of tax expense - $153	575	575

Balance, June 30, 2019	$882	$882

		Accumulated
	Unrealized	Other
	Investment	Comprehensive
	Gains (Loss)	Income (Loss)

Balance, December 31, 2017	$11	$11
Change in unrealized holding (losses),
net of tax (benefit) - ($88)	(332)	(332)
Cumulative effect of reclassification for stranded tax effects	3	3

Balance, June 30, 2018	$(318)	$(318)

Balance, December 31, 2018	$(226)	$(226)
Change in unrealized holding gains,
net of tax expense - $295	1,108	1,108

Balance, June 30, 2019	$882	$882

Reclassification Adjustments

Accumulated other comprehensive income (losses) includes amounts related to unrealized investment gains (losses) which were reclassified to net income. Reclassifications from accumulated other comprehensive income (loss) for the three and six months ended June 30, 2019 was ($8), net of deferred taxes of $2. There were no reclassification adjustments for the three or six months ended June 30, 2018.

Note 9: Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income (loss), net of tax, are as follows:

		Accumulated
	Unrealized	Other
	Investment	Comprehensive
	Gains (Loss)	Income (Loss)

Balance, January 1, 2016	$(225)	$(225)
Change in unrealized holding gains (losses),
net of tax - ($53)	(98)	(98)

Balance, December 31, 2016	(323)	(323)
Change in unrealized holding gains (losses),
net of tax - $181	334	334

Balance, December 31, 2017	11	11
Effect of change for
ASU 2018-02 (Note 2)	3	3
Change in unrealized holding gains (losses),
net of tax - ($64)	(240)	(240)

Balance, December 31, 2018	$(226)	$(226)

Reclassification Adjustments

Accumulated other comprehensive income (losses) includes amounts related to unrealized investment gains (losses) which were reclassified to net income. Reclassifications from accumulated other comprehensive income (loss) for the year ended December 31, 2018 was $52, net of deferred taxes of $14. There were no reclassification adjustments for the years ended December 31, 2017 and 2016.